Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Less accumulated depreciation and amortization	$ (130,000)	$ (112,000)	$ (60,000)
Fixed assets, net	313,185	231,430	29,706
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 234,000	$ 201,000	0
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 90,000	$ 90,000	90,000
Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 112,000	$ 45,000	0
Estimated useful lives	3 years	3 years
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 7,000	$ 7,000	$ 0
Estimated useful lives	5 years	5 years